Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue	$ 27,087	$ 27,104
Cost of sales	(10,184)	(10,674)
Gross profit	16,903	16,430
Distribution expenses	(2,925)	(2,840)
Sales and marketing expenses	(4,095)	(4,082)
Administrative expenses	(1,771)	(1,857)
Other operating income/(expenses)	332	408
Restructuring	(137)	(288)
Business and asset disposal	(21)	26
Acquisition costs business combinations	(38)	(25)
Profit from operations	8,248	7,773
Finance cost	(3,534)	(3,459)
Finance income	224	128
Net finance income/(cost)	(3,310)	(3,331)
Share of result of associates and joint ventures	93	124
Profit before tax	5,031	4,566
Income tax expense	(1,436)	(994)
Profit from continuing operations	3,595	3,572
Profit from discontinued operations	0	28
Profit of the period	3,595	3,600
Profit from continuing operations attributable to:
Equity holders of AB InBev	2,955	2,880
Non-controlling interest	640	692
Profit of the period attributable to:
Equity holders of AB InBev	2,955	2,908
Non-controlling interest	$ 640	$ 692
Basic earnings per share	$ 1.50	$ 1.48
Diluted earnings per share	1.47	1.45
Basic earnings per share from continuing operations	1.50	1.46
Diluted earnings per share from continuing operations	$ 1.47	$ 1.43